Nature of Business and Summary of Significant Accounting Policies (Details Narrative)	1 Months Ended
	Jan. 31, 2025 CAD ($) shares	Mar. 31, 2025 USD ($)
Offsetting Assets [Line Items]
Working capital		$ 120,000
Cash balance		$ 80,000
Carlton Precious Shares [Member]
Offsetting Assets [Line Items]
Investment shares sold | shares	1,000,000
Proceeds from sale of investment	$ 60,000